Income Taxes (Tables)	12 Months Ended
Oct. 29, 2017
Income Taxes
Schedule of components of provision for income taxes

(in thousands)	2017	2016	2015
Current
U.S. Federal	$ 329,707	$ 341,799	$ 299,557
State	32,719	33,753	39,817

Foreign	6,950	6,819	10,526

Total current	369,376	382,371	349,900
Deferred
U.S. Federal	57,533	40,456	18,451
State	4,510	3,770	1,070

Foreign	123	101	458

Total deferred	62,166	44,327	19,979

Total provision for income taxes	$ 431,542	$ 426,698	$ 369,879

Schedule of significant components of the deferred income tax liabilities and assets

(in thousands)	October 29, 2017	October 30, 2016
Deferred tax liabilities

Goodwill and intangible assets	$ (298,159)	$ (250,330)

Tax over book depreciation and basis differences	(107,076)	(98,628)

Other, net	(18,657)	(18,295)

Deferred tax assets

Pension and post-retirement benefits	144,392	182,444

Employee compensation related liabilities	100,311	107,343

Marketing and promotional accruals	32,011	36,844

Other, net	48,768	46,845

Net deferred tax (liabilities) assets	$ (98,410)	$ 6,223

Schedule of reconciliation of the statutory federal income tax rate to the effective tax rate

	2017	2016	2015
U.S. statutory rate	35.0%	35.0%	35.0%
State taxes on income, net of federal tax benefit	1.7	2.1	2.7
Domestic production activities deduction	(2.4)	(2.8)	(2.6)
Foreign tax credit	–	(0.9)	–

All other, net	(0.6)	(1.0)	(0.1)

Effective tax rate	33.7%	32.4%	35.0%

Schedule of changes in the unrecognized tax benefits, excluding interest and penalties

(in thousands)
Balance as of October 25, 2015	$ 21,337
Tax positions related to the current period
Increases	3,587
Tax positions related to prior periods
Increases	9,723
Decreases	(3,913)
Settlements	(1,273)

Decreases related to a lapse of applicable statute of limitations	(2,072)

Balance as of October 30, 2016	$ 27,389

Tax positions related to the current period
Increases	3,094
Tax positions related to prior periods
Increases	8,923
Decreases	(2,388)
Settlements	(1,825)

Decreases related to a lapse of applicable statute of limitations	(2,396)

Balance as of October 29, 2017	$ 32,797